CONSOLIDATED CASH FLOW STATEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Schedule of Change in Operating Assets

	2021	2020	2019
	£m	£m	£m
Change in financial assets held at amortised cost	(2,516)	(7,634)	(12,423)
Change in financial assets at fair value through profit or loss	(15,565)	(8,147)	(9,973)
Change in derivative financial instruments	6,132	(2,894)	(1,846)
Change in other operating assets	1,447	25	13,193
Change in operating assets	(10,502)	(18,650)	(11,049)

Schedule of Change in Operating Liabilities

	2021	2020	2019
	£m	£m	£m
Change in deposits from banks and repurchase agreements	6,266	3,287	(2,140)
Change in customer deposits and repurchase agreements	17,295	38,805	3,248
Change in financial liabilities at fair value through profit or loss	391	1,085	(9,480)
Change in derivative financial instruments	(9,258)	1,534	4,402
Change in debt securities in issue	(15,896)	(10,142)	6,631
Change in investment contract liabilities	6,588	993	2,625
Change in other operating liabilities[1]	(432)	175	(1,644)
Change in operating liabilities	4,954	35,737	3,642
1Includes a decrease of £197 million (2020: decrease of £172 million; 2019: increase of £82 million) in respect of lease liabilities.

Schedule of Non-Cash and Other Items

	2021	2020	2019
	£m	£m	£m
Depreciation and amortisation	2,825	2,732	2,660
Revaluation of investment properties	(575)	209	108
Allowance for loan losses	(1,121)	3,856	1,312
Write-off of allowance for loan losses, net of recoveries	(935)	(1,377)	(1,458)
Impairment (credit) charge relating to undrawn balances	(257)	289	(15)
Impairment of financial assets at fair value through other comprehensive income	(2)	5	(1)
Change in insurance contract liabilities	7,328	4,554	12,593
Regulatory and legal provisions	1,300	464	2,895
Other provision movements	(66)	85	(165)
Net charge in respect of defined benefit schemes	236	247	245
Foreign exchange impact on balance sheet[1]	140	865	533
Interest expense on subordinated liabilities	1,320	1,080	1,228
Net gain on sale of financial assets at fair value through other comprehensive income	2	(149)	(196)
Hedging valuation adjustments on subordinated debt	(781)	280	440
Value of employee services	182	122	236
Transactions in own shares	(13)	293	(3)
Accretion of discounts and amortisation of premiums and issue costs	(306)	(82)	445
Share of post-tax results of associates and joint ventures	(2)	13	(6)
Gain on establishment of joint venture	—	—	(244)
Transfers to income statement from reserves	(621)	(496)	(608)
Profit on disposal of tangible fixed assets	(268)	(81)	(32)
Other non-cash items	(159)	(38)	(88)
Total non-cash items	8,227	12,871	19,879
Contributions to defined benefit schemes	(1,347)	(1,153)	(1,069)
Payments in respect of regulatory and legal provisions	(817)	(2,241)	(3,239)
Other	—	117	2
Total other items	(2,164)	(3,277)	(4,306)
Non-cash and other items	6,063	9,594	15,573
1When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.

Schedule of Acquisition of Group Undertakings and Businesses

	2021	2020	2019
	£m	£m	£m
Net assets acquired:
Financial assets at fair value through profit or loss	—	—	20,966
Other assets	3	—	29
Liabilities arising from non-participating investment contracts	—	—	(20,981)
Other liabilities	—	—	(8)
Goodwill arising on acquisition	—	—	14
Cash consideration	3	—	20
Less cash and cash equivalents acquired	—	—	—
Net cash outflow arising from acquisition of subsidiaries and businesses	3	—	20
Acquisition of and additional investment in joint ventures	54	3	1
Net cash outflow from acquisitions in the year	57	3	21

Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet

	2021	2020	2019
	£m	£m	£m

Cash and balances at central banks	76,420	73,257	55,130
Less mandatory reserve deposits[1]	(4,993)	(4,553)	(3,289)
	71,427	68,704	51,841
Loans and advances to banks and reverse repurchase agreements	10,533	10,746	9,775
Less amounts with a maturity of three months or more	(5,581)	(3,983)	(3,805)
	4,952	6,763	5,970
Total cash and cash equivalents	76,379	75,467	57,811
1Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group's day-to-day operations.